Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 325,121	$ 6,452	$ 59,653
Accounts receivable	35,973	36,157	88,793
Inventory	63,374	276,644	296,991
Prepaid expenses and other assets	43,166	7,297	10,339
Total current assets	467,634	326,550	455,776
Property and equipment, net	4,058	677	1,132
Security deposit	6,560
Total assets	478,252	327,227	456,908
Current liabilities
Notes payable, related parties			188,001
Accounts payable	50,173	248,363	128,411
Accrued expenses and taxes	47,454	57,384	31,638
Note payable		50,000
Due to officers/stockholders	519,666	584,789	347,597
Total current liabilities	617,293	940,536	695,647
Deferred rent	5,623
Mandatory convertible debt		393,663
Total liabilities	622,916	1,334,199	695,647
Stockholders' deficit
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of June 30, 2013 and December 31, 2012 and 2011 as follows: Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at June 30, 2013 Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at June 30, 2013
Common stock, par value $0.0001, per share, 400,000,000 shares authorized; 28,730,900, 29,502,750 and 54,257,079 shares issued and issuable December 31, 2011, 2012 and March 31, 2013, respectively	8,918	2,950	2,873
Additional paid-in capital	3,897,045	1,496,050	1,326,127
Accumulated deficit	(4,054,571)	(2,505,972)	(1,567,739)
Total stockholders' deficit	(144,664)	(1,006,972)	(238,739)
Total liabilities and stockholders' deficit	478,252	327,227	456,908
Series A Preferred Stock
Stockholders' deficit
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of June 30, 2013 and December 31, 2012 and 2011 as follows: Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at June 30, 2013 Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at June 30, 2013	3,944
Series B Convertible Preferred Stock
Stockholders' deficit
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of June 30, 2013 and December 31, 2012 and 2011 as follows: Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at June 30, 2013 Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at June 30, 2013